Leases (Narrative) (Detail) (USD $)			12 Months Ended		9 Months Ended
	Dec. 25, 2011	Dec. 25, 2011 Non Related Party	Dec. 25, 2011 Subsequent Event Lease	Dec. 25, 2011 Subsequent Event Non Related Party	Sep. 23, 2012 Minimum	Sep. 23, 2012 Maximum
Operating Leased Assets [Line Items]
Initial lease terms			15 years		10 years	20 years
lease terms Renewal					5 years	20 years
Lease expiry period					2016	2032
Number of leased properties			12
Future minimum lease payment			$ 2,500,000
Future minimum lease payment in 2012	7,415,000	5,610,000		6,100,000
Future minimum lease payment in 2013	7,631,000	5,799,000		8,300,000
Future minimum lease payment in 2014	7,765,000	5,864,000		8,300,000
Future minimum lease payment in 2015	7,915,000	5,959,000		8,300,000
Future minimum lease payment in 2016	7,982,000	5,970,000		8,300,000
Future minimum lease payment thereafter	$ 56,703,000	$ 55,261,000		$ 88,700,000